Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Detail Textuals) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended			1 Months Ended
	Sep. 30, 2013	Mar. 31, 2014 Subsidiary	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012		Nov. 12, 2013	Mar. 31, 2014 Silicon Valley Bank ("SVB")	Dec. 31, 2013 Silicon Valley Bank ("SVB")	Aug. 15, 2013 Securities Purchase Agreement [Member]	Aug. 21, 2013 Securities Purchase Agreement [Member]	Nov. 30, 2013 Series E Purchase Agreement [Member]	Aug. 22, 2013 BDC Credit Agreement [Member]	Aug. 16, 2013 BDC Credit Agreement [Member]	Nov. 30, 2013 Placement agent warrants	Aug. 15, 2013 Placement agent warrants	Aug. 15, 2013 Warrant [Member] Securities Purchase Agreement [Member]	Nov. 30, 2013 Series E Preferred Stock [Member]	Nov. 30, 2013 Series E Preferred Stock [Member] Svb Loan Agreement [Member]
Concentration Risk [Line Items]
Number of wholly- owned subsidiaries		2
Decrease in revenue				$ 10,800,000
Increased expenses due to professional fees				2,500,000
Net loss		(113,000)	(2,102,000)	(5,218,000)	(3,866,000)	[1]
Increase in revenue		2,900,000
Increased revenue in percentage		21.30%
Increase in revenue compare to Q3 2013		2,100,000
Increased revenue compare to Q3 2013 in percentage		14.20%
Working capital deficit		9,800,000		9,900,000
Percentage of reducing staffing level		29.00%
Percentage of administrative personnel and reduced staffing				29.00%
Annual savings		3,000,000		3,000,000
Gross proceeds										1,756,400	200,000	4,090,000			3,500,000			4,100,000
Offering Closing Price										1,556,400
Common stocks, including management and existing shareholders										100,000
Exercise price of warrants							0.50					0.55				0.60	1.00
Common stock, shares issued		12,883,446		12,883,446	9,300,439					2,927,333						292,733	1,463,667
Offering price										$ 0.60		$ 10.00
Net proceeds from private placement offering after deductions				403,000						1,500,000
Placement agent fees percentage										10.00%					8.00%
Fair value of warrants accounted for as a liability										1,100,000
Preferred stock, shares issued		1,514,155		1,514,155	1,105,155							409,000
Conversion price												$ 0.50
Change in fair value of warrants		251,000		296,000											278,000
Term of warrant															5 years
Capital raising cost, preferred stock												875,000
Line of credit, covenant terms													Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised annually 120 days after each year end.	Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.
Outstanding balance on the line of credit	4,100,000			3,900,000				3,900,000	3,700,000
Availability under the line of credit				3,300,000				2,800,000
Capital raised by sale of preferred stock				1,500,000														875,000
Funds raised through sales of common stock																			25.00%
Minimum tangible net worth requirement				(9,700,000)														(8,700,000)	(9,700,000)
Minimum tangible net worth's pro forma effect in capital raise	300,000	500,000		800,000
Accounts receivable, valuation allowance				377,000	246,000
Inventory, valuation allowance				41,000	83,000
Adjustment to earn out obligations				820,000		[1]
Deferred financing costs net of amortization				$ 48,000	$ 107,000

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.